36. RELATED PARTIES´ TRANSACTIONS (Details 4) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Other operating expenses		$ 2,951	$ 1,876	$ 769
OCP
Disclosure of transactions between related parties [line items]
Other operating expenses	[1]	(90)	0	0
Foundation
Disclosure of transactions between related parties [line items]
Other operating expenses	[2]	(35)	(13)	(3)
Total related parties
Disclosure of transactions between related parties [line items]
Other operating expenses		$ (125)	$ (13)	$ (3)

[1]	Corresponds to onerous contract (Ship or Pay).
[2]	Corresponds to donations.